Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Warrant [Member]	Other Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2018	$ 222,335		$ 89,342	$ (309,781)	$ 11	$ 1,907
Balance, shares at Dec. 31, 2018	16,440,760
Statement Line Items [Line Items]
Net income (loss)				(4,705)		(4,705)
Other comprehensive loss: Foreign currency translation adjustments					(26)	(26)
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan				(1,491)		(1,491)
Comprehensive income (loss)				(6,196)	(26)	(6,222)
Reclassification of warrant liability to equity (note 11(b))
Issuance of common shares and warrants, net	$ 805					805
Issuance of common shares and warrants, net, shares	191,650
Share-based compensation costs			482			482
Balance at Jun. 30, 2019	$ 223,140		89,824	(315,977)	(15)	(3,028)
Balance, shares at Jun. 30, 2019	16,632,410
Balance at Mar. 31, 2019	$ 222,335		89,437	(315,427)	95	(3,560)
Balance, shares at Mar. 31, 2019	16,440,760
Statement Line Items [Line Items]
Net income (loss)				206		206
Other comprehensive loss: Foreign currency translation adjustments					(110)	(110)
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan				(756)		(756)
Comprehensive income (loss)				(550)	(110)	(660)
Issuance of common shares and warrants, net	$ 805					805
Issuance of common shares and warrants, net, shares	191,650
Share-based compensation costs			387			387
Balance at Jun. 30, 2019	$ 223,140		89,824	(315,977)	(15)	(3,028)
Balance, shares at Jun. 30, 2019	16,632,410
Balance at Dec. 31, 2019	$ 224,528		89,806	(316,891)	94	(2,463)
Balance, shares at Dec. 31, 2019	19,994,510
Statement Line Items [Line Items]
Net income (loss)				(2,671)		(2,671)
Other comprehensive loss: Foreign currency translation adjustments					1	1
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan				(30)		(30)
Comprehensive income (loss)				(2,701)	1	(2,700)
Reclassification of warrant liability to equity (note 11(b))		4,237				4,237
Issuance of common shares and warrants, net	$ 2,196		(362)			1,834
Issuance of common shares and warrants, net, shares	3,589,561
Share-based compensation costs			23			23
Balance at Jun. 30, 2020	$ 226,724	4,237	89,467	(319,592)	95	931
Balance, shares at Jun. 30, 2020	23,584,071
Balance at Mar. 31, 2020	$ 226,413		89,694	(314,724)	304	1,687
Balance, shares at Mar. 31, 2020	23,472,771
Statement Line Items [Line Items]
Net income (loss)				(3,450)		(3,450)
Other comprehensive loss: Foreign currency translation adjustments					(209)	(209)
Other comprehensive loss: Actuarial gain (loss) on defined benefit plan				(1,418)		(1,418)
Comprehensive income (loss)				(4,868)	(209)	(5,077)
Reclassification of warrant liability to equity (note 11(b))		4,237				4,237
Issuance of common shares and warrants, net	$ 311		(362)			(51)
Issuance of common shares and warrants, net, shares	111,300
Share-based compensation costs			135			135
Balance at Jun. 30, 2020	$ 226,724	$ 4,237	$ 89,467	$ (319,592)	$ 95	$ 931
Balance, shares at Jun. 30, 2020	23,584,071